Derivatives and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Swap Agreements

The following table summarizes the outstanding Swap Agreements as of March 26, 2016 (in millions):

Effective Date	Maturity Date	Notional Amount	Fixed Rate Swapped
Designated as hedging instruments
June 30, 2014	June 30, 2017	200.0	1.52%
June 30, 2014	June 30, 2017	100.0	1.52%
August 9, 2013	August 9, 2018	200.0	1.51%

Not designated as hedging instruments
June 30, 2014	June 30, 2016	150.0	1.47%
June 30, 2014	June 30, 2016	100.0	1.47%

hedges of interest rate risk. The following table summarizes the outstanding Swap Agreements as of June 27, 2015 (in millions):

Effective Date	Maturity Date	Notional Amount	Fixed Rate Swapped
June 30, 2014	June 30, 2017	$200.0	1.52%
June 30, 2014	June 30, 2017	100.0	1.52%
August 9, 2013	August 9, 2018	200.0	1.51%
June 30, 2014	June 30, 2016	150.0	1.47%
June 30, 2014	June 30, 2016	100.0	1.47%

Summary of Fair Value of Derivative Financial Instruments

The Company does not currently have a payable or receivable related to cash collateral for its derivatives, and therefore it has not established an accounting policy for offsetting the fair value of its derivatives against such balances. The table below presents the fair value of the derivative financial instruments as well as their classification on the balance sheet as of March 26, 2016 and June 27, 2015:

(in millions)	Balance Sheet Location	Fair Value as of March 26, 2016	Fair Value as of June 27, 2015
Assets
Derivatives designated as hedges:
Interest rate swaps	Other assets	$—	$0.2

Total assets		—	0.2
Liabilities
Derivatives designated as hedges:
Interest rate swaps	Current derivative liabilities	$4.1	$6.1
Interest rate swaps	Long-term derivative liabilities	2.0	1.3
Derivatives not designated as hedges:
Interest rate swaps	Current derivative liabilities	$0.3	$—
Diesel fuel collars	Current derivative liabilities	2.2	1.7

Total liabilities		$8.6	$9.1

balances. The table below presents the fair value of the derivative financial instruments as well as their classification on the balance sheet as of June 27, 2015 and June 28, 2014:

Fair Value of Derivative Instruments
(in millions)
	Asset Derivatives				Liability Derivatives
	As of June 27, 2015		As of June 28, 2014		As of June 27, 2015		As of June 28, 2014
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815-20:

Interest rate swaps	Prepaid expenses and other current assets	$—	Prepaid expenses and other current assets	$—	Current derivative liabilities	$6.1	Current derivative liabilities	$7.1

Interest rate swaps	Other assets	0.2	Other assets	0.9	Long- term derivative liabilities	1.3	Long-term derivative liabilities	3.0

Total		$0.2		$0.9		$7.4		$10.1

Derivatives not designated as hedging instruments under ASC 815-20:

Diesel fuel collars	Prepaid expenses and other current assets	$—	Prepaid expenses and other current assets	$0.1	Current derivative liabilities	$1.7	Current derivative liabilities	$—

Diesel fuel collars	Other assets	—	Other assets	—	Long- term derivative liabilities	—	Long-term derivative liabilities	—

Total		$—		$0.1		$1.7		$—

Summary of Derivative Assets and Liability Balance by Type of Financial Instrument Before and After Effects of Offsetting

2014. The tables below presents the derivative assets and liability balance by type of financial instrument, before and after the effects of offsetting, as of June 27, 2015 and June 28, 2014:

	As of June 27, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
(In millions)				Financial Instruments	Cash Collateral Pledged	Net Amounts
Interest rate swaps:	$0.2	$—	$0.2	$0.2	$—	$—
Diesel fuel collars:	—	—	—	—	—	—

Total derivatives, subject to a master netting arrangement	$0.2	$—	$0.2	$0.2	$—	$—

	As of June 27, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
(In millions)				Financial Instruments	Cash Collateral Pledged	Net Amounts
Interest rate swaps:	$7.4	$—	$7.4	$0.2	$—	$7.2
Diesel fuel collars:	1.7	—	1.7	—	—	1.7

Total derivatives, subject to a master netting arrangement	$9.1	$—	$9.1	$0.2	$—	$8.9

	As of June 28, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
(In millions)				Financial Instruments	Cash Collateral Pledged	Net Amounts
Interest rate swaps:	$0.9	$—	$0.9	$0.9	$—	$—
Diesel fuel collars:	0.1	—	0.1	—	—	0.1

Total derivatives, subject to a master netting arrangement	$1.0	$—	$1.0	$0.9	$—	$0.1

	As of June 28, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
(In millions)				Financial Instruments	Cash Collateral Pledged	Net Amounts
Interest rate swaps:	$10.1	$—	$10.1	$0.9	$—	$9.2
Diesel fuel collars:	—	—	—	—	—	—

Total derivatives, subject to a master netting arrangement	$10.1	$—	$10.1	$0.9	$—	$9.2

Effect of Interest Rate Swaps Designated in Hedging Relationships on Consolidated Statement of Operations

The tables below present the effect of the interest rate swaps designated in hedging relationships on the consolidated statement of operations for the nine-month periods ended March 26, 2016 and March 28, 2015:

(in millions)	Nine months ended March 26, 2016	Nine months ended March 28, 2015
Amount of (gain) loss recognized in OCI, pre-tax	$4.8	$5.7
Tax expense (benefit)	(1.9)	(2.2)

Amount of (gain) loss recognized in OCI, after-tax	$2.9	$3.5

Amount of (loss) gain reclassified from OCI into income, pre-tax	$(5.6)	$(6.0)
Tax (expense) benefit	2.2	2.4

Amount of (loss) gain reclassified from OCI into income, after-tax	$(3.4)	$(3.6)

The tables below present the effect of the derivative financial instruments designated in hedging relationships on the consolidated statement of operations for fiscal 2015 and fiscal 2014:

Tabular Disclosure of the Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Year Ended June 27, 2015 (in millions)
Derivatives in FASB ASC 815-20 Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in OCI on Derivative (Effective Portion), including all tax effects	Location of Loss Reclassified from OCI into Income (Effective Portion)	Amount of (Loss) Gain Reclassified from OCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/ (Loss) Recognized in Income on Derivatives (Cumulative Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest Rate Swaps	$6.8	Interest expense	$(8.0)	Other, net	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Year Ended June 28, 2014 (in millions)
Derivatives in FASB ASC 815-20 Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in OCI on Derivative (Effective Portion), including all tax effects	Location of Loss Reclassified from OCI into Income (Effective Portion)	Amount of (Loss) Gain Reclassified from OCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/ (Loss) Recognized in Income on Derivatives (Cumulative Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest Rate Swaps	$8.8	Interest expense	$(6.6)	Other, net	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Year Ended June 29, 2013 (in millions)
Derivatives in FASB ASC 815-20 Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in OCI on Derivative (Effective Portion), including all tax effects	Location of Loss Reclassified from OCI into Income (Effective Portion)	Amount of (Loss) Gain Reclassified from OCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivatives (Cumulative Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest Rate Swaps	$5.2	Interest expense	$(11.1)	Other, net	$—

Summary of Derivative Assets and Liability Balance by Type of Financial Instrument Before and After Effects of Offsetting

The tables below present the derivative assets and liability balance, before and after the effects of offsetting, as of March 26, 2016 and June 27, 2015:

	March 26, 2016			June 27, 2015
(In millions)	Gross Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet Subject to Netting Agreements	Net Amounts	Gross Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet Subject to Netting Agreements	Net Amounts
Total asset derivatives:	$—	$—	$—	$0.2	$0.2	$—
Total liability derivatives:	8.6	—	8.6	9.1	0.2	8.9